Supplemental information on oil and gas activities (Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	$ 1,292,733	$ 801,624	$ 1,593,735
Sales of hydrocarbon, net of production costs	(924,280)	(560,896)	(236,797)
Net changes in sales price and production costs	989,474	1,005,171	(1,108,304)
Changes in estimated future development costs	59,566	99,168	512,994
Extensions and discoveries less related costs	35,627	79,913	73,812
Development costs incurred	105,348	91,988	81,276
Revisions of previous quantity estimates	(74,779)	(88,204)	(36,683)
Purchase or (Disposal) of Minerals in place	(342)		(30,902)
Net changes in income taxes	(203,697)	(257,154)	(281,554)
Accretion of discount	205,005	121,123	234,047
Balance Ending	1,484,655	1,292,733	801,624
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	1,217,821	759,233	1,313,572
Sales of hydrocarbon, net of production costs	(891,534)	(516,844)	(221,620)
Net changes in sales price and production costs	956,926	924,875	(975,716)
Changes in estimated future development costs	93,657	96,364	514,317
Extensions and discoveries less related costs	6,754	80,933	59,898
Development costs incurred	94,195	87,877	69,694
Revisions of previous quantity estimates	(87,851)	(76,850)	(27,190)
Purchase or (Disposal) of Minerals in place	0		90,315
Net changes in income taxes	(205,370)	(254,618)	(281,264)
Accretion of discount	197,203	116,851	217,227
Balance Ending	1,381,801	1,217,821	759,233
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	32,867	17,032	104,223
Sales of hydrocarbon, net of production costs	(15,317)	(11,520)	(12,803)
Net changes in sales price and production costs	39,457	64,048	(117,895)
Changes in estimated future development costs	(22,675)	(18,731)	20,870
Extensions and discoveries less related costs	0	0	13,914
Development costs incurred	11,153	4,111	10,743
Revisions of previous quantity estimates	15,513	(23,776)	(13,002)
Purchase or (Disposal) of Minerals in place	0		0
Net changes in income taxes	0	0	0
Accretion of discount	3,287	1,703	10,982
Balance Ending	64,285	32,867	17,032
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	41,703	25,378	43,382
Sales of hydrocarbon, net of production costs	(14,697)	(15,677)	8,080
Net changes in sales price and production costs	(6,909)	19,393	(14,580)
Changes in estimated future development costs	(933)	861	(19,606)
Extensions and discoveries less related costs	0	0	0
Development costs incurred	0	0	394
Revisions of previous quantity estimates	(2,441)	11,957	3,519
Purchase or (Disposal) of Minerals in place	0		0
Net changes in income taxes	1,673	(2,780)	(290)
Accretion of discount	4,515	2,571	4,479
Balance Ending	22,911	41,703	25,378
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	342	(19)	11,341
Sales of hydrocarbon, net of production costs	0	(16,855)	(10,454)
Net changes in sales price and production costs	0	(3,145)	(113)
Changes in estimated future development costs	0	20,674	(2,587)
Extensions and discoveries less related costs	0	(1,020)	0
Development costs incurred	0	0	445
Revisions of previous quantity estimates	0	465	(10)
Purchase or (Disposal) of Minerals in place	(342)		0
Net changes in income taxes	0	244	0
Accretion of discount	0	(2)	1,359
Balance Ending	0	342	(19)
Ecuador [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	0	0
Sales of hydrocarbon, net of production costs	(2,732)
Changes in estimated future development costs	(10,483)
Extensions and discoveries less related costs	28,873
Balance Ending	15,658	0	0
Peru [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Balance Beginning	0	0	121,217
Sales of hydrocarbon, net of production costs	0	0	0
Net changes in sales price and production costs	0	0	0
Changes in estimated future development costs	0	0	0
Extensions and discoveries less related costs	0	0	0
Development costs incurred	0	0	0
Revisions of previous quantity estimates	0	0	0
Purchase or (Disposal) of Minerals in place	0		(121,217)
Net changes in income taxes	0	0	0
Accretion of discount	0	0	0
Balance Ending	$ 0	$ 0	$ 0